List of significant subsidiaries and associates (Details)	Dec. 31, 2014		Dec. 31, 2013		Mar. 15, 2013
Asm Pacific Technology Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of stake sold					11.88%
Asm Pacific Technology Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Non-consolidated ownership percentage	39.75%		39.94%		40.08%	[1]
Asm Pacific Technology Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of stake sold					11.88%
Almere, The Netherlands [Member] | ASM Europe B.V. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%	[2]	100.00%	[2]
Almere, The Netherlands [Member] | ASM United Kingdom Sales B.V. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%	[2]	100.00%	[2]
Almere, The Netherlands [Member] | ASM Germany Sales B.V. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%	[2]	100.00%	[2]
Almere, The Netherlands [Member] | ASM Pacific Holding B.V. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%	[2],[3]	100.00%	[2],[3]
Almere, The Netherlands [Member] | ASM IP Holding BV [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%	[2]	100.00%	[2]
Montpellier, France [Member] | ASM France SARL [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Leuven, Belgium [Member] | ASM Belgium N.V. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Agrate, Italy [Member] | ASM Italia S.r.l. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Helsinki, Finland [Member] | ASM Microchemistry Oy [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Dublin, Ireland [Member] | ASM Services And Support Ireland Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Tel Aviv, Israel [Member] | ASM Services And Support Israel Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Phoenix, Arizona, United States of America [Member] | ASM America, Inc. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Tokyo, Japan [Member] | ASM Japan K.K. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Quarry Bay, Hong Kong, People's Republic Of China [Member] | ASM Wafer Process Equipment Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Shanghai, People's Republic Of China [Member] | ASM China Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Singapore [Member] | ASM Wafer Process Equipment Singapore Pte Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Singapore [Member] | ASM Front-End Manufacturing Singapore Pte Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Hsin-Chu, Taiwan [Member] | ASM Front-End Sales & Services Taiwan Co., Ltd. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Kuala Lumpur, Malaysia [Member] | ASM Services And Support Malaysia SDN. BDH. [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Cheonan, South Korea [Member] | ASM Genitech Korea Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership Percentage	100.00%		100.00%
Kwai Chung Hong Kong Peoples Republic Of China [Member] | Asm Pacific Technology Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Non-consolidated ownership percentage	39.75%		39.94%	[1]

[1]	The accounts of ASM Pacific Technology Ltd were consolidated till March 15, 2013. On that date ASM International sold a 11.88% share in ASM Pacific Technology Ltd resulting in a cease of its control and a subsequent deconsolidation of its 40.08% associate. This shareholding diluted in December 2013 as a result of the issuance of shares to 39.94%, and in 2014 to 39.75%.
[2]	For these subsidiaries ASM International NV has filed statements at the Dutch Chamber of Commerce assuming joint and several liability in accordance with Article 403 of Book 2, Part 9 of the Netherlands Civil Code.
[3]	Established in 2008, ASM Pacific Holding BV holds 39.75% of the shares in ASM Pacific Technology Ltd